Guarantor and Non-Guarantor Financial Information - Condensed Supplemental Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 202.3	$ 164.3	$ 132.8	$ 62.1
Accounts receivable, net	270.6	351.3
Inventories	544.0	615.6
Prepaid expenses and other current assets	44.5	61.0
Assets held for sale	27.0	0.0
Assets of discontinued operations	131.1	485.8
Total current assets	1,219.5	1,678.0
Property, plant, and equipment, net	1,045.2
Property, plant, and equipment, net		1,142.3
Operating lease right-of-use assets	175.3
Goodwill	2,107.3	2,107.9	2,173.0
Investment in subsidiaries	0.0	0.0
Deferred income taxes	0.0	0.0
Intangible and other assets, net	592.1	701.1
Total assets	5,139.4	5,629.3
Current liabilities:
Accounts payable	508.4	577.9
Accrued expenses	273.2	252.5
Current portion of long-term debt	15.3	1.2
Liabilities of discontinued operations	16.5	6.0
Total current liabilities	813.4	837.6
Total long-term debt	2,091.7	2,297.4
Operating lease liabilities	158.5
Deferred income taxes	101.5	166.1
Other long-term liabilities	143.4	168.2
Intercompany accounts (receivable) payable, net	0.0	0.0
Stockholders’ equity	1,830.9	2,160.0	2,284.4	2,517.7	[1]
Total liabilities and stockholders’ equity	5,139.4	5,629.3
Eliminations
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	(138.9)	(96.3)
Assets held for sale	0.0
Assets of discontinued operations	0.0	0.0
Total current assets	(138.9)	(96.3)
Property, plant, and equipment, net	0.0
Property, plant, and equipment, net		0.0
Operating lease right-of-use assets	0.0
Goodwill	0.0	0.0
Investment in subsidiaries	(5,567.2)	(5,729.8)
Deferred income taxes	(56.5)	(34.2)
Intangible and other assets, net	0.0	0.0
Total assets	(5,762.6)	(5,860.3)
Current liabilities:
Accounts payable	0.0	0.0
Accrued expenses	(138.9)	(96.3)
Current portion of long-term debt	0.0	0.0
Liabilities of discontinued operations	0.0	0.0
Total current liabilities	(138.9)	(96.3)
Total long-term debt	0.0	0.0
Operating lease liabilities	0.0
Deferred income taxes	(56.5)	(34.2)
Other long-term liabilities	0.0	0.0
Intercompany accounts (receivable) payable, net	0.0	0.0
Stockholders’ equity	(5,567.2)	(5,729.8)
Total liabilities and stockholders’ equity	(5,762.6)	(5,860.3)
Parent Company
Current assets:
Cash and cash equivalents	129.6	77.9	83.2	0.0
Accounts receivable, net	0.6	1.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	142.0	80.9
Assets held for sale	0.0
Assets of discontinued operations	0.5	0.0
Total current assets	272.7	159.8
Property, plant, and equipment, net	41.6
Property, plant, and equipment, net		42.8
Operating lease right-of-use assets	32.5
Goodwill	0.0	0.0
Investment in subsidiaries	5,130.5	5,170.5
Deferred income taxes	56.5	34.2
Intangible and other assets, net	91.6	86.6
Total assets	5,625.4	5,493.9
Current liabilities:
Accounts payable	15.0	23.9
Accrued expenses	126.1	71.8
Current portion of long-term debt	14.7	0.6
Liabilities of discontinued operations	0.0	0.0
Total current liabilities	155.8	96.3
Total long-term debt	2,090.2	2,296.2
Operating lease liabilities	39.5
Deferred income taxes	0.0	0.0
Other long-term liabilities	11.4	17.7
Intercompany accounts (receivable) payable, net	1,497.6	923.7
Stockholders’ equity	1,830.9	2,160.0
Total liabilities and stockholders’ equity	5,625.4	5,493.9
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0.0	0.0	0.2	0.2
Accounts receivable, net	230.6	314.1
Inventories	463.6	522.6
Prepaid expenses and other current assets	17.7	59.6
Assets held for sale	27.0
Assets of discontinued operations	130.6	485.8
Total current assets	869.5	1,382.1
Property, plant, and equipment, net	858.0
Property, plant, and equipment, net		955.7
Operating lease right-of-use assets	115.5
Goodwill	1,987.5	1,993.2
Investment in subsidiaries	436.7	559.3
Deferred income taxes	0.0	0.0
Intangible and other assets, net	443.3	531.7
Total assets	4,710.5	5,422.0
Current liabilities:
Accounts payable	421.6	508.3
Accrued expenses	264.4	258.0
Current portion of long-term debt	0.6	0.5
Liabilities of discontinued operations	16.5	6.0
Total current liabilities	703.1	772.8
Total long-term debt	1.4	0.6
Operating lease liabilities	96.4
Deferred income taxes	139.2	183.8
Other long-term liabilities	127.3	145.4
Intercompany accounts (receivable) payable, net	(1,487.4)	(851.1)
Stockholders’ equity	5,130.5	5,170.5
Total liabilities and stockholders’ equity	4,710.5	5,422.0
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	72.7	86.4	$ 49.4	$ 61.9
Accounts receivable, net	39.4	36.2
Inventories	80.4	93.0
Prepaid expenses and other current assets	23.7	16.8
Assets held for sale	0.0
Assets of discontinued operations	0.0	0.0
Total current assets	216.2	232.4
Property, plant, and equipment, net	145.6
Property, plant, and equipment, net		143.8
Operating lease right-of-use assets	27.3
Goodwill	119.8	114.7
Investment in subsidiaries	0.0	0.0
Deferred income taxes	0.0	0.0
Intangible and other assets, net	57.2	82.8
Total assets	566.1	573.7
Current liabilities:
Accounts payable	71.8	45.7
Accrued expenses	21.6	19.0
Current portion of long-term debt	0.0	0.1
Liabilities of discontinued operations	0.0	0.0
Total current liabilities	93.4	64.8
Total long-term debt	0.1	0.6
Operating lease liabilities	22.6
Deferred income taxes	18.8	16.5
Other long-term liabilities	4.7	5.1
Intercompany accounts (receivable) payable, net	(10.2)	(72.6)
Stockholders’ equity	436.7	559.3
Total liabilities and stockholders’ equity	$ 566.1	$ 573.7

[1]
(1)
The retained earnings balance has been revised from the amounts previously reported as a result of the change in Pickles inventory valuation method from LIFO to FIFO. Refer to Note 7 for additional information.